Financial Instruments - Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities [line items]
FVTPL	£ 386	£ 5,617
FVOCI	9,747	13,302
Total net assets	424	1,028	£ 0
Total (expense)/ income	(5)	6	(34)
Other Level 3 [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Other Level 3 assets	23	40
Other Level 3 liabilities	(41)	(67)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	16	(2)	(26)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	(5)	1	19
Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Financial assets and liabilities	442	1,055
Financial asset liabilities	(16)	7	(27)
Reversionary property securities [member] | Equity and Credit Contracts [member]
Disclosure of financial assets and liabilities [line items]
Derivative assets	52	54
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	2	30	(6)
Reversionary property securities [member] | Debt Securities [member]
Disclosure of financial assets and liabilities [line items]
FVTPL	120	142
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(17)	(28)	(18)
Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Disclosure of financial assets and liabilities [line items]
FVTPL	51	53
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	8	2
Loans and Advances to Customers [member] | Other Loans [member]
Disclosure of financial assets and liabilities [line items]
FVTPL	41	29
FVOCI	56	73
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	1	2
Loans and Advances to Customers [member] | Other Loans [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets and liabilities [line items]
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(2)	(5)
Credit Linked Note [member] | Debt Securities [member]
Disclosure of financial assets and liabilities [line items]
FVTPL	174	752
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	7	13
Property Related Options and Forwards [Member] | Equity Securities [member]
Disclosure of financial assets and liabilities [line items]
Derivative liabilities	(26)	(35)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	0		£ (5)
Credit Protection Guarantees [member] | Financial Guarantees [member]
Disclosure of financial assets and liabilities [line items]
FVTPL	(26)	(13)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	£ (7)	£ (13)